Appendix 5 Additional Information Circular No. 715 of February 3, 2012 - Summary of Type of Portfolio (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Receivables [Line Items]
Trade receivables, gross	$ 203,989,518	$ 194,311,533
Trade and other non-current receivables, net	1,156,638	1,032,923
By Type of Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	205,542,774	195,570,350
By Type of Portfolio [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	205,512,607
By Type of Portfolio [Member] | Large Customers [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		195,525,065
By Type of Portfolio [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	30,167
By Type of Portfolio [Member] | Others [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		45,285
By Type of Portfolio [Member] | On Demand [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	198,454,217	186,769,753
By Type of Portfolio [Member] | On Demand [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	198,424,050
By Type of Portfolio [Member] | On Demand [Member] | Large Customers [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		186,724,468
By Type of Portfolio [Member] | On Demand [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	30,167
By Type of Portfolio [Member] | On Demand [Member] | Others [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		45,285
By Type of Portfolio [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	671,037	3,057,994
By Type of Portfolio [Member] | 1-30 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	671,037
By Type of Portfolio [Member] | 1-30 days [Member] | Large Customers [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		3,057,994
By Type of Portfolio [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	248,135	333,078
By Type of Portfolio [Member] | 31-60 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	248,135
By Type of Portfolio [Member] | 31-60 days [Member] | Large Customers [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		333,078
By Type of Portfolio [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	140,571	279,100
By Type of Portfolio [Member] | 61-90 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	140,571
By Type of Portfolio [Member] | 61-90 days [Member] | Large Customers [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		279,100
By Type of Portfolio [Member] | 91-120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	224	10,021
By Type of Portfolio [Member] | 91-120 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	224
By Type of Portfolio [Member] | 91-120 days [Member] | Large Customers [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		10,021
By Type of Portfolio [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	7,274	42,015
By Type of Portfolio [Member] | 121-150 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	7,274
By Type of Portfolio [Member] | 121-150 days [Member] | Large Customers [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		42,015
By Type of Portfolio [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	39,001	334,297
By Type of Portfolio [Member] | 151-180 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	39,001
By Type of Portfolio [Member] | 151-180 days [Member] | Large Customers [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		334,297
By Type of Portfolio [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	43,681	399,552
By Type of Portfolio [Member] | 181-210 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	43,681
By Type of Portfolio [Member] | 181-210 days [Member] | Large Customers [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		399,552
By Type of Portfolio [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	56,046	228,498
By Type of Portfolio [Member] | 211-250 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	56,046
By Type of Portfolio [Member] | 211-250 days [Member] | Large Customers [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		228,498
By Type of Portfolio [Member] | More than 365 days
Trade And Other Receivables [Line Items]
Trade receivables, gross	5,882,588	4,116,042
By Type of Portfolio [Member] | More than 365 days | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	$ 5,882,588
By Type of Portfolio [Member] | More than 365 days | Large Customers [Member] | Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross		$ 4,116,042